Other assets - Other Assets (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Schedule of Other Assets [Line Items]
Prepaid expenses		€ 555.5		€ 472.1
Derivative financial instruments		96.5		19.8
VAT receivable		279.1		302.2
Other assets		193.4		92.5
Other current assets	[2]	1,940.3	[1]	1,578.5
Prepaid expenses		49.5		40.9
Derivative financial instruments		0.0		11.3
Compensation plan assets		113.1		95.2
Other assets		28.3		13.6
Other non-current assets	[3]	790.8		651.8
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Other Assets [Line Items]
Advance payments to Carl Zeiss SMT GmbH		815.8		691.9
Advance payments to Carl Zeiss SMT GmbH		€ 599.9		€ 490.8

[1]	Accounts receivable includes amounts with related parties of €70.8 million and €7.8 million at December 31, 2024 and 2023, respectively.
[2]	Loans receivable includes amounts with related parties of €1,440.8 million and €912.4 million at December 31, 2024 and 2023, respectively.
[3]	Other assets – non-current includes amounts with related parties of €599.9 million and €490.8 million at December 31, 2024 and 2023, respectively.